Eaton Vance
New Jersey Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.8%
Security	Principal Amount (000's omitted)	Value
Education — 5.3%
Essex County Improvement Authority, NJ, (North Star Academy Charter School of Newark, Inc.):
5.00%, 7/15/40(1)	$370	$ 379,800
5.00%, 7/15/54(1)	500	483,957
5.00%, 7/15/64(1)	775	734,325
New Jersey Economic Development Authority, (Central Jersey College Prep Charter School):
5.00%, 11/1/45	675	683,938
5.125%, 11/1/55	710	695,769
New Jersey Educational Facilities Authority, (Princeton University), 2.00%, 3/1/38	3,565	2,821,007
Passaic County Improvement Authority, NJ, (Paterson Charter School for Science and Technology, Inc.):
4.125%, 7/1/33	700	709,959
4.50%, 7/1/40	1,000	1,003,510
5.00%, 7/1/44	500	505,712
		$ 8,017,977
General Obligations — 9.8%
Clearview Regional High School District, NJ, 4.00%, 8/1/38	$2,815	$ 2,850,722
Elizabeth, NJ, 4.00%, 5/15/40	5	5,083
Freehold Township Board Of Education, NJ:
4.00%, 8/15/42	1,760	1,789,575
4.25%, 8/15/44	2,830	2,884,837
Hillsdale, NJ, 2.00%, 5/1/38(2)	910	750,285
Lawrence Township School District, NJ, 4.25%, 8/1/44	190	192,108
New Brunswick, NJ, 4.00%, 4/15/45	2,280	2,293,171
North Brunswick Township Board of Education, NJ, 4.00%, 5/15/42	2,190	2,229,569
Passaic County Improvement Authority, NJ, (Senior Housing), 4.125%, 11/1/56	750	722,603
Puerto Rico, 5.625%, 7/1/29	1,000	1,052,950
		$ 14,770,903
Hospital — 16.2%
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$65	$ 65,115
New Jersey Health Care Facilities Financing Authority, (Hospital Capital Asset Financing Program), (LOC: TD Bank, N.A.), 3.12%, 7/1/35(3)	6,000	6,000,000
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
4.125%, 7/1/54	2,010	1,872,015
5.25%, 7/1/54	1,000	1,050,723
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health):
4.25%, 7/1/54	$1,225	$ 1,176,640
5.00%, 7/1/35(2)	2,000	2,285,884
5.50%, 7/1/37(2)	3,000	3,579,077
5.50%, 7/1/41(2)	2,500	2,914,385
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.125%, 7/1/33	765	714,672
4.00%, 7/1/48	2,810	2,436,236
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: JPMorgan Chase Bank, N.A.), 1.75%, 7/1/43(4)	2,415	2,415,000
		$ 24,509,747
Housing — 6.1%
New Jersey Housing and Mortgage Finance Agency:
Social Bonds, 4.75%, 10/1/40	$1,960	$ 2,034,510
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), 4.85%, 11/1/40	2,000	2,084,291
New Jersey Housing and Mortgage Finance Agency, (701 Newark Avenue LLC), 3.15% to 12/1/28 (Put Date), 12/1/43	2,000	2,004,435
New Jersey Housing and Mortgage Finance Agency, (Montgomery Gateway Apartments), (FNMA), 4.55%, 5/1/41	990	1,019,426
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 4.50%, 10/1/42	1,975	1,999,878
		$ 9,142,540
Industrial Development Revenue — 5.7%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,025	$ 3,052,545
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.):
(AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	2,000	1,899,071
(AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	750	754,547
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,875,288
		$ 8,581,451
Insured - Education — 3.5%
Gloucester County Improvement Authority, NJ, (Rowan University), (BAM), 5.00%, 7/1/49	$3,000	$ 3,107,745

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
New Jersey Educational Facilities Authority, (Montclair State University), (AG), 5.00%, 7/1/42	$1,000	$ 1,093,934
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/45	1,000	1,085,760
		$ 5,287,439
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 3,026,384
		$ 3,026,384
Insured - Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$ 381,523
		$ 381,523
Insured - General Obligations — 2.6%
Paramus, NJ, (AG), 2.00%, 10/1/36	$1,910	$ 1,635,005
Willingboro Township School District, NJ:
(AG), 4.125%, 8/15/42	1,250	1,283,304
(AG), 4.25%, 8/15/44	975	996,375
		$ 3,914,684
Insured - Special Tax Revenue — 9.5%
Casino Reinvestment Development Authority, NJ:
(AG), 4.00%, 11/1/44	$1,500	$ 1,476,136
(AG), 5.00%, 11/1/42	1,700	1,830,494
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AG), 0.00%, 7/1/26	6,500	6,463,315
(AG), 0.00%, 7/1/27	1,900	1,827,983
(NPFG), 5.25%, 7/1/26	1,620	1,625,503
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.00%, 11/15/42	1,000	1,082,553
		$ 14,305,984
Insured - Transportation — 1.4%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	$2,015	$ 2,048,827
		$ 2,048,827
Insured - Water and Sewer — 2.1%
Jersey City Municipal Utilities Authority, NJ:
(BAM), 5.00%, 10/15/51	$1,450	$ 1,535,240
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Jersey City Municipal Utilities Authority, NJ: (continued)
(BAM), 5.00%, 10/15/56	$1,500	$ 1,575,746
Passaic Valley Water Commission, NJ, Water Supply System Revenue, (AG), 4.00%, 12/1/53	75	72,135
		$ 3,183,121
Lease Revenue/Certificates of Participation — 9.9%
Hudson County Improvement Authority, NJ, (BayFront Promenade):
5.00%, 2/1/36	$755	$ 883,597
5.00%, 2/1/37	1,100	1,296,875
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	1,695	1,787,044
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	992,324
4.125%, 6/15/50	1,550	1,445,045
5.00%, 6/15/41	1,000	1,098,801
5.00%, 6/15/42	1,000	1,098,223
5.00%, 6/15/46	1,500	1,575,712
5.00%, 6/15/50	1,500	1,558,352
5.25%, 6/15/50	2,000	2,114,091
2023 Series AA, 5.00%, 6/15/38	1,000	1,097,783
Passaic County Improvement Authority, NJ, (Borough of North Haledon), 5.00%, 12/1/39	5	5,570
		$ 14,953,417
Other Revenue — 2.6%
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	$3,965	$ 3,973,717
		$ 3,973,717
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority:
5.00%, 9/1/32(1)	$340	$ 354,499
5.00%, 9/1/33(1)	250	261,381
5.00%, 9/1/38(1)	200	204,123
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,944,336
		$ 2,764,339
Student Loan — 2.4%
New Jersey Higher Education Student Assistance Authority:
4.95%, (90-day SOFR Average + 0. 95%), 6/1/36(5)	$530	$ 530,269
(AMT), 5.00%, 12/1/28	1,000	1,046,200

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
New Jersey Higher Education Student Assistance Authority: (continued)
(AMT), 5.25%, 12/1/54	$2,080	$ 2,081,000
		$ 3,657,469
Transportation — 15.8%
Delaware River and Bay Authority of Delaware and New Jersey:
4.00%, 1/1/44	$1,005	$ 997,710
5.00%, 1/1/49	1,125	1,188,078
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/39	1,000	1,117,973
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,312
New Jersey Turnpike Authority:
4.50%, 1/1/48	80	80,621
5.00%, 1/1/43	1,390	1,514,987
5.00%, 1/1/44	845	914,909
5.00%, 1/1/45	1,500	1,631,038
5.00%, 1/1/45	1,500	1,612,598
5.25%, 1/1/49	1,145	1,223,184
Port Authority of New York and New Jersey:
5.00%, 8/15/43	700	775,047
(AMT), 5.00%, 11/15/36	2,000	2,015,955
(AMT), 5.00%, 8/1/37	1,000	1,073,293
(AMT), 5.00%, 7/15/39	1,375	1,492,337
(AMT), 5.00%, 1/15/47	1,000	1,033,715
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/48	3,590	3,596,824
South Jersey Transportation Authority, NJ:
4.00%, 11/1/50	2,000	1,826,596
4.625%, 11/1/47	1,500	1,500,083
		$ 23,870,260
Water and Sewer — 0.8%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/54	$1,295	$ 1,186,770
		$ 1,186,770
Total Tax-Exempt Municipal Obligations (identified cost $146,150,619)		$147,576,552

Taxable Municipal Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
Education — 2.3%
Rutgers University, NJ:
2.556%, 5/1/40	$2,000	$ 1,518,284
2.888%, 5/1/32	2,170	2,013,341
		$ 3,531,625
General Obligations — 1.4%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 518,866
Monroe Township Board of Education, NJ:
1.357%, 3/1/27	500	489,568
1.547%, 3/1/28	500	477,864
2.729%, 8/1/33	700	616,094
		$ 2,102,392
Total Taxable Municipal Obligations (identified cost $5,808,416)		$ 5,634,017

Short-Term Investments — 0.0%†
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 3.31%(6)	94,253	$ 94,263
Total Short-Term Investments (identified cost $94,263)		$ 94,263
Total Investments — 101.5% (identified cost $152,053,298)		$153,304,832
Other Assets, Less Liabilities — (1.5)%		$ (2,338,592)
Net Assets — 100.0%		$150,966,240
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $2,418,085 or 1.6% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(5)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(6)	The rate shown is the annualized seven-day yield as of April 30, 2026.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 21.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 12.9% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
The Fund did not have any open derivative instruments at April 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$147,576,552	$ —	$147,576,552
Taxable Municipal Obligations	—	5,634,017	—	5,634,017
Short-Term Investments	94,263	—	—	94,263
Total Investments	$94,263	$153,210,569	$—	$153,304,832
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.